CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	£ 2,444		£ 2,654		£ 2,864
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(351)		(1,514)		(119)
Tax	93		401		27
Remeasurements after tax	(258)		(1,113)		(92)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	72		(6)		(48)
Tax	0		(3)		0
Fair value, net of tax	72		(9)		(48)
Gains and losses attributable to own credit risk:
Losses before tax	(86)		(149)		(85)
Tax	24		42		24
Gains and (losses) net of tax	(62)		(107)		(61)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	105		(197)		157
Income statement transfers in respect of disposals	(4)		(15)		(107)
Income statement transfers in respect of impairment	(2)		0		(2)
Tax	(27)		60		(13)
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	72		(152)		35
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,601)		2,189		(1,644)
Net income statement transfers	1,238		1,082		756
Tax	101		(917)		244
Cash flow hedging reserve	(262)		2,354		(644)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(39)		13		(66)
Transfers to income statement (tax: £nil)	0		0		0
Foreign currency translation reserve	(39)		13		(66)
Total other comprehensive (loss) income for the period, net of tax	(477)		986		(876)
Total comprehensive income for the period	1,967	[1]	3,640	[2]	1,988	[3]
Total comprehensive income attributable to ordinary shareholders	1,668		3,347		1,696
Total comprehensive income attributable to other equity holders	269		272		255
Total comprehensive income attributable to equity holders	1,937		3,619		1,951
Total comprehensive income attributable to non-controlling interests	£ 30		£ 21		£ 37

[1]	[1]Total comprehensive income attributable to owners of the parent was £1,937 million.
[2]	Total comprehensive income attributable to owners of the parent was £3,619 million.
[3]	Total comprehensive income attributable to owners of the parent was £1,951 million.